UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

June 30, 2011

1.818373.106

CFM-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 40.9%
	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 9.5%
Credit Agricole SA
8/1/11 to 10/5/11	0.35 to 0.42%	$ 23,000,000	$ 23,000,000
Credit Industriel et Commercial
9/1/11 to 9/2/11	0.31 to 0.35	20,000,000	20,000,000
HSBC Bank PLC
8/29/11 to 5/3/12	0.31 to 0.55	14,000,000	14,000,000
ING Bank NV
7/5/11 to 8/4/11	0.29 to 0.33	30,000,000	30,000,000
National Australia Bank Ltd.
7/7/11 to 12/1/11	0.30 to 0.40	14,000,000	14,000,000
			101,000,000
New York Branch, Yankee Dollar, Foreign Banks - 31.4%
Bank of Montreal
9/1/11 to 7/5/12	0.28 to 0.50 (d)	23,000,000	23,000,000
Bank of Nova Scotia
12/23/11 to 7/10/12	0.28 to 0.33 (d)	29,000,000	29,000,000
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	34,000,000	34,000,000
BNP Paribas
11/18/11 to 12/12/11	0.37 to 0.39 (d)	24,000,000	24,000,000
BNP Paribas New York Branch
8/8/11	0.33	4,000,000	4,000,084
BNP Paribas SA
11/28/11	0.56 (d)	15,000,000	15,007,227
Canadian Imperial Bank of Commerce New York Branch
9/13/11 to 7/16/12	0.28 to 0.50 (d)	25,000,000	25,000,000
Credit Suisse
7/25/11 to 9/2/11	0.25 (d)	9,000,000	9,000,000
Deutsche Bank
7/25/11 to 10/7/11	0.28 to 0.29 (d)	18,000,000	18,000,000
DnB NOR Bank ASA
8/4/11	0.24 (d)	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
7/6/11 to 7/7/11	0.18	7,000,000	7,000,000
Natexis Banques Populaires New York Branch
8/1/11 to 9/23/11	0.34 to 0.35	24,000,000	24,000,000
Certificates of Deposit - continued
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank Canada
7/8/11 to 7/6/12	0.30 to 0.37% (d)	$ 15,000,000	$ 15,000,109
Rabobank Nederland New York Branch
9/12/11 to 6/8/12	0.24 to 0.50 (d)	46,000,000	46,000,000
Royal Bank of Canada
6/29/12	0.64 (d)	3,000,000	3,000,000
Royal Bank of Scotland NV
7/29/11 to 8/8/11	0.31 to 0.32	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB
10/7/11	0.30	5,000,000	4,999,864
Societe Generale
8/1/11	0.29	8,000,000	8,000,000
Svenska Handelsbanken
11/3/11	0.30	7,000,000	7,000,121
Toronto-Dominion Bank New York Branch
1/12/12	0.27 (d)	2,000,000	2,000,000
UBS AG
7/11/11 to 7/21/11	0.30 (d)	9,000,000	9,000,000
			335,007,405
TOTAL CERTIFICATES OF DEPOSIT			436,007,405
Commercial Paper - 22.5%

Abn Amro Funding USA LLC
7/5/11 to 8/2/11	0.20 to 0.26	40,000,000	39,995,048
Anheuser-Busch InBev Worldwide, Inc.
7/21/11 to 8/11/11	0.22 to 0.25	7,000,000	6,998,378
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
8/5/11	0.20	3,000,000	2,999,417
Bank of Nova Scotia
8/5/11	0.20	10,000,000	9,998,056
Barclays Bank PLC/Barclays US CCP Funding LLC
7/13/11 to 9/12/11	0.22 to 0.32	9,000,000	8,996,769
BNP Paribas Finance, Inc.
9/26/11	0.55	10,000,000	9,986,708
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
BP Capital Markets PLC
9/8/11	0.27%	$ 10,000,000	$ 9,994,825
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	18,000,000	17,984,614
Comcast Corp.
8/1/11	0.38	5,000,000	4,998,364
Commerzbank U.S. Finance, Inc.
8/11/11	0.33	7,000,000	6,997,409
Commonwealth Bank of Australia
8/26/11 to 11/21/11	0.29 to 0.32 (d)	5,000,000	4,999,979
Danske Corp.
8/16/11 to 9/19/11	0.25 to 0.30	22,000,000	21,991,583
Devon Energy Corp.
7/1/11	0.18	2,000,000	2,000,000
DnB NOR Bank ASA
7/21/11 to 8/22/11	0.24 (d)	11,000,000	11,000,000
Intesa Funding LLC
7/5/11 to 7/15/11	0.30	14,000,000	13,999,158
Natexis Banques Populaires U.S. Finance Co. LLC
7/1/11	0.45	7,000,000	7,000,000
Natixis US Finance Co. LLC
7/1/11	0.34 (d)	2,000,000	2,000,000
Northern Pines Funding LLC
7/7/11	0.34 (d)	2,000,000	2,000,000
Royal Bank of Canada
11/23/11	0.30	6,000,000	5,992,750
Skandinaviska Enskilda Banken AB
7/6/11 to 10/7/11	0.30 to 0.34	15,000,000	14,994,202
Societe Generale North America, Inc.
9/1/11	0.28	10,000,000	9,995,178
Sumitomo Mitsui Banking Corp.
7/7/11	0.18	2,000,000	1,999,940
Total Capital Canada Ltd.
9/8/11 to 12/15/11	0.40 to 0.42	3,000,000	2,996,441
Verizon Communications, Inc.
8/15/11	0.39 (d)	4,000,000	4,000,000
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Virginia Electric & Power Co.
7/6/11 to 8/4/11	0.28 to 0.30%	$ 4,255,000	$ 4,254,101
Westpac Banking Corp.
9/12/11 to 10/7/11	0.28 to 0.45 (d)	12,000,000	11,997,263
TOTAL COMMERCIAL PAPER			240,170,183
U.S. Government and Government Agency Obligations - 0.2%

Other Government Related - 0.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
8/8/11	0.18 (c)	2,000,000	1,999,670
U.S. Treasury Obligations - 5.3%

U.S. Treasury Notes - 5.3%
7/31/11 to 1/15/12	0.13 to 0.32	56,000,000	56,250,794
Medium-Term Notes - 4.4%

Commonwealth Bank of Australia
2/10/12	0.35 (b)(d)	3,000,000	3,000,000
Metropolitan Life Global Funding I
7/1/11	2.30 (b)(d)	1,000,000	1,000,000
Royal Bank of Canada
6/29/12 to 7/13/12	0.30 to 0.65 (b)(d)	14,000,000	14,000,000
7/5/12	0.27 (d)	9,000,000	8,996,707
Westpac Banking Corp.
3/23/12 to 6/14/12	0.25 to 0.32 (b)(d)	20,000,000	20,000,000
TOTAL MEDIUM-TERM NOTES			46,996,707
Asset-Backed Securities - 1.8%

John Deere Owner Trust
5/11/12	0.31	9,525,820	9,525,820
Santander Drive Auto Receivables Trust
5/15/12	0.31	10,090,867	10,090,867
TOTAL ASSET-BACKED SECURITIES			19,616,687
Municipal Securities - 9.7%
Yield (a)	Principal Amount	Value
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.8% (d)(e)	$ 8,345,000	$ 8,345,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, LOC Fannie Mae, VRDN
7/7/11	0.09 (d)(e)	12,000,000	12,000,000
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2002 A3, (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN
7/7/11	0.09 (d)(e)	6,100,000	6,100,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
7/7/11	0.40 (d)	4,600,000	4,600,000
Denver Colorado Pub. Schools Ctfs. of Prtn. Series 2011 A4, LOC Royal Bank of Canada, VRDN
7/7/11	0.12 (d)	5,000,000	5,000,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, LOC Bank of America NA, VRDN
7/7/11	0.07 (d)	12,400,000	12,400,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2008 A2, (Liquidity Facility JPMorgan Chase Bank), VRDN
7/7/11	0.06 (d)	2,530,000	2,530,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, tender CP mode
7/14/11	0.75 (e)	5,000,000	5,000,000
New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) LOC Fannie Mae, VRDN
7/7/11	0.07 (d)(e)	12,900,000	12,900,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.09 (d)(e)	21,000,000	21,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Fifth Series A2, LOC Bank of Nova Scotia New York Branch, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.07 (d)	10,500,000	10,500,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 C, LOC Branch Banking & Trust Co., VRDN
7/7/11	0.08 (d)	2,900,000	2,900,000
TOTAL MUNICIPAL SECURITIES			103,275,000
Repurchase Agreements - 15.1%
	Maturity Amount	Value
In a joint trading account at 0.05% dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations) #	$ 4,831,007	$ 4,831,000
With:
Barclays Capital, Inc. at:
0.32%, dated:
6/24/11 due 7/1/11 (Collateralized by Equity Securities valued at $3,240,301)	3,000,187	3,000,000
6/28/11 due 7/5/11 (Collateralized by Equity Securities valued at $2,160,099)	2,000,124	2,000,000
6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $23,760,212, 8.05% - 10%, 11/15/18 - 2/1/20)	22,000,196	22,000,000
0.4%, dated 6/8/11 due 7/7/11 (Collateralized by Mortgage Loan Obligations valued at $2,100,857, 0.44% - 4.99%, 6/20/14 - 8/26/45)	2,000,667	2,000,000
0.47%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $6,480,085, 0.47%, 6/30/21)	6,000,078	6,000,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $3,177,980, 0.44% - 4.99%, 6/20/14 - 8/26/45)	3,030,417	3,000,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $3,176,579, 0.44% - 4.99%, 6/20/14 - 8/26/45)	3,030,333	3,000,000
10/13/10 due 10/3/11 (Collateralized by Corporate Obligations valued at $2,175,661, 0.75% - 4.5%, 10/15/14 - 5/15/41)	2,020,167	2,000,000
BNP Paribas Securities Corp. at 0.14%, dated:
6/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $6,180,264, 0.54% - 5.5%, 10/15/23 - 6/16/41)	6,000,700	6,000,000
6/22/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $2,060,073, 0.6% - 6.25%, 10/15/18 - 2/15/41)	2,000,233	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 0.37%, dated 5/18/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,082,829, 0.48% - 0.9%, 11/27/19 - 5/23/51)	$ 1,000,740	$ 1,000,000
Goldman Sachs & Co. at 0.23%, dated 6/29/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $3,060,040, 2.71%, 2/1/38)	3,000,134	3,000,000
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,023, 6%, 8/1/37)	1,000,123	1,000,000
0.15%, dated:
5/18/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $1,022,065, 4.81%, 5/1/38)	1,000,383	1,000,000
5/24/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $1,021,022, 6%, 8/1/37)	1,000,383	1,000,000
0.29%, dated 6/8/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,051,518, 5.75% - 7.9%, 5/1/17 - 12/1/17)	1,000,242	1,000,000
J.P. Morgan Clearing Corp. at:
0.55%, dated 4/26/11 due 7/25/11 (Collateralized by Equity Securities valued at $5,440,288)	5,006,875	5,000,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $1,088,270)	1,003,268	1,000,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $4,357,924)	4,014,240	4,000,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $4,361,517)	4,014,750	4,000,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $38,855,124, 1.25% - 9.63%, 3/1/21 - 6/15/40)	37,000,195	37,000,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $1,085,929, 11.38%, 8/1/16)	1,003,650	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.57%, dated 11/19/10 due 8/4/11 (Collateralized by Equity Securities valued at $2,160,078) (d)(f)	2,011,498	2,000,000
0.62%, dated 1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $4,320,156) (d)(f)	4,012,193	4,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.67%, dated 10/28/10 due 8/4/11 (Collateralized by Mortgage Loan Obligations valued at $6,480,121, 5.75%, 5/25/35) (d)(f)	$ 6,040,647	$ 6,000,000
1%, dated 1/5/11 due 8/4/11 (Collateralized by Mortgage Loan Obligations valued at $2,160,060, 5.75%, 5/25/35)	2,020,222	2,000,000
Mizuho Securities USA, Inc. at:
0.13%, dated 6/1/11 due 7/7/11 (Collateralized by U.S. Treasury Obligations valued at $3,061,280, 0.3% - 4.5%, 5/28/14 - 5/15/41)	3,000,390	3,000,000
0.4%, dated:
6/6/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,060,520, 2.88% - 8%, 5/15/12 - 5/15/39)	1,000,356	1,000,000
6/13/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $2,223,112, 3.5% - 5.25%, 4/15/12 - 6/1/14)	2,000,689	2,000,000
Morgan Stanley & Co., Inc. at:
0.13%, dated 6/1/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $3,060,958, 5.5%, 4/1/34)	3,000,379	3,000,000
0.15%, dated 6/17/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $2,040,330, 4.5% - 5.5%, 4/1/34 - 4/1/41)	2,000,750	2,000,000
RBC Capital Markets Co. at 0.29%, dated 6/6/11 due 7/6/11 (Collateralized by Corporate Obligations valued at $1,468,025, 1.55% - 3.13%, 12/20/13 - 4/14/15)	1,000,242	1,000,000
RBS Securities, Inc. at:
0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $4,320,721, 0.46% - 0.94%, 9/15/33 - 3/25/36)	4,001,833	4,000,000
0.69%, dated 8/5/10 due 8/4/11 (Collateralized by Corporate Obligations valued at $3,241,513, 0.46% - 0.79%, 5/25/34 - 3/25/36) (d)(f)	3,020,998	3,000,000
Royal Bank of Scotland PLC at 0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $3,153,031, 1.04% - 3.19%, 12/15/36 - 5/10/43)	3,001,375	3,000,000
UBS Securities LLC at:
0.36%, dated 5/26/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,050,378, 6.25%, 5/15/13)	1,000,900	1,000,000
0.38%, dated 6/14/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,080,194, 2.88%, 2/15/15)	1,000,950	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at:
0.13%, dated 6/30/11 due 7/1/11 (Collateralized by Commercial Paper Obligations valued at $7,210,027)	$ 7,000,025	$ 7,000,000
0.36%, dated 4/11/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $1,050,768, 6.55%, 8/15/11 - 7/15/19)	1,000,910	1,000,000
TOTAL REPURCHASE AGREEMENTS		161,831,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,066,147,446)		1,066,147,446
NET OTHER ASSETS (LIABILITIES) - 0.1%		575,514
NET ASSETS - 100%		$ 1,066,722,960
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,984,614 or 5.3% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $1,999,670, or 0.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,831,000 due 7/01/11 at 0.05%
BNP Paribas Securities Corp.	$ 156,102
Bank of America NA	1,419,109
Barclays Capital, Inc.	523,347
Citibank NA	23,652
Citigroup Global Markets, Inc.	189,215
Credit Agricole Securities (USA), Inc.	94,607
Deutsche Bank Securities, Inc.	354,778
HSBC Securities (USA), Inc.	633,869
ING Financial Markets LLC	89,877
J.P. Morgan Securities, Inc.	331,126
Merrill Lynch, Pierce, Fenner & Smith, Inc.	225,347
RBC Capital Markets Corp.	189,215
RBS Securities, Inc.	94,607
Societe Generale	47,304
UBS Securities LLC	208,136
Wells Fargo Securities LLC	250,709
$ 4,831,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $1,066,147,446.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011